Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Restricted Common Stock Awards, Activity
A summary of the restricted common stock awards (“RSAs”) for three months ended March 31, 2022 is as follows:

	Number of Shares of Restricted Common Stock Awards	Average Grant-Date Fair Value
Unvested at December 31, 2021	5,479,451	$1.80
Vested	(208,682)	$2.66

Unvested at March 31, 2022	5,270,769	$1.84

A summary of the change in control restricted common stock activity awards for 2021 and 2020 is as follows:

	Number of Shares of Restricted Common Stock Awards	Average Grant- Date Fair Value
Unvested at January 1, 2020	—	$—
Granted	1,799,811	$1.27
Retroactive conversion of shares due to the Business Combination	7,144,653	$1.27
Unvested at December 31, 2020, as converted	8,944,464	$1.27
Granted	2,086,827	$2.66
Forfeited	(904,698)	$1.27
Vested	(4,647,142)	$1.27
Unvested at December 31, 2021	5,479,451	$1.80

Restricted Stock Unit, Activity
A summary of the change in control restricted stock units (“RSUs”) activity for the three months ended March 31, 2022 is as follows:

	Number of RSUs	Average Grant-Date Fair Value
Unvested at December 31, 2021	2,395,789	$9.73
Granted	7,321,188	$5.67
Forfeited	(49,697)	$(9.97)
Vested	(123,884)	$(9.83)

Unvested and outstanding at March 31, 2022	9,543,396	$6.61

A summary of the change in control RSUs activity for 2021 (there was no activity prior to 2021) is as follows:

	Number of RSUs	Average Grant- Date Fair Value
Unvested at December 31, 2020	—	$—
Granted and vested	503,821	$9.60
Retroactive conversion of shares due to the Business Combination	2,000,003	$9.60
Forfeited	(2,485)	$9.97
Vested 2	(105,550)	$6.75

Unvested and outstanding at December 31, 2021	2,395,789	$9.73